JNL Conservative Allocation Fund Summary - JNL Conservative Allocation Fund	Sep. 05, 2018
Prospectus [Line Items]
Supplement [Text Block]
Supplement Dated September 5, 2018
To The Prospectus Dated April 30, 2018

Jackson Variable Series Trust

Please note that the changes apply to your variable annuity product(s).

Unless otherwise noted, all changes are effective immediately.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Moderate Allocation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.

Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL/T. Rowe Price Capital Appreciation Fund please add the following as the last paragraph:

JNAM will voluntarily waive .02% of management fees on the Fund's assets exceeding $1 billion and up to $2 billion.  There is no guarantee JNAM will continue to provide the waiver in the future.

Expense [Heading]
Effective September 1, 2018, in the section entitled, "Summary Overview of Each Fund," under "Annual Fund Operating Expenses," for the JNL Conservative Allocation Fund please add the following as the last paragraph:

Expense Footnotes [Text Block]	JNAM will voluntarily waive .02% of management fees on all assets. There is no guarantee JNAM will continue to provide the waiver in the future.